Vessels - Narrative (Details) $ in Millions	1 Months Ended	4 Months Ended	6 Months Ended		26 Months Ended
	Jul. 31, 2018 USD ($) equipment	Nov. 30, 2018 USD ($) tanker	Jun. 30, 2020 USD ($) tanker	Jun. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Apr. 30, 2020 tanker	Dec. 31, 2019 tanker	Sep. 30, 2019 tanker
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of equipment cost estimated to require replacement value of vessel			10.00%
Interest Capitalized | $			$ 1.0	$ 1.3
Capitalisation rate of borrowing costs eligible for capitalisation			4.50%
Ballast Water Treatment Systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Equipment	55		45
Total Consideration to Acquire Property, Plant, and Equipment | $	$ 36.2
Purchase and installation of scrubbers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels		77
Exhaust Gas cleaning System [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels			61
Total Consideration to Acquire Property, Plant, and Equipment | $		$ 116.1			$ 146.4
Number of agreements			2
Postpone purchase and installation of scrubbers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels						19
Option exercised [Member] | Exhaust Gas cleaning System [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels							7	14
Total Consideration to Acquire Property, Plant, and Equipment | $		$ 30.3